Summary Of Components Of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Current tax expense, Federal												$ 62,331	$ 54,258	$ 48,622
Current tax expense, State												4,491	3,630	2,422
Current tax expense, Total												66,822	57,888	51,044
Deferred tax (benefit) expense, Federal												(11,331)	(11,550)	(15,757)
Deferred tax (benefit) expense, State												592	(57)	1,316
Deferred tax (benefit) expense, Total										(12,308)	(4,531)	(10,739)	(11,607)	(14,441)
Total income tax expense (benefit)	$ 16,053	$ 14,159	$ 15,936	$ 14,292	$ 11,696	$ 12,551	$ 12,398	$ 10,604	$ 10,728	$ 46,666	$ 41,924	$ 56,083	$ 46,281	$ 36,603